UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RAMIUS DYNAMIC REPLICATION FUND

SEMI-ANNUAL REPORT
April 30, 2011

Ramius Dynamic Replication Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

RAMIUS DYNAMIC REPLICATION FUND
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/10 to 4/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10 – 4/30/11

Class A
Actual Performance	$1,000.00	$1,027.60	$8.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.55
Class I
Actual Performance	$1,000.00	$1,028.90	$7.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.30

* Expenses are equal to the Fund’s annualized expense ratio of 1.71% and 1.46% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED PORTFOLIOS - 47.2%
	ASSET ALLOCATION - 5.7%
155,779	Credit Suisse Merger Arbitrage Index ETN*	$3,264,380
68,500	SPDR Barclays Capital Convertible Securities ETF	2,929,060
		6,193,440

	COMMODITY - 0.6%
15,932	iShares S&P GSCI Commodity Indexed Trust*	620,392
		620,392

	DEBT - 13.3%
156,152	iShares iBoxx $ High Yield Corporate Bond Fund	14,498,713
		14,498,713

	EQUITY - 27.6%
192,388	Consumer Discretionary Select Sector SPDR Fund	7,807,105
345	Consumer Staples Select Sector SPDR Fund	10,875
61,047	Energy Select Sector SPDR Fund	4,910,621
19,276	Financial Select Sector SPDR Fund	315,548
308	Health Care Select Sector SPDR Fund	10,863
19,938	Industrial Select Sector SPDR Fund	771,601
85,047	iPath S&P 500 VIX Mid-Term Futures ETN*	4,363,762
20,490	Materials Select Sector SPDR Fund	837,426
34,144	SPDR S&P MidCap 400 ETF Trust	6,303,324
21,571	Technology Select Sector SPDR Fund	577,024
81,240	Vanguard MSCI Emerging Markets ETF	4,109,119
		30,017,268

	TOTAL EXCHANGE TRADED PORTFOLIOS
	(Cost $49,971,361)	51,329,813

	SHORT-TERM INVESTMENTS - 64.2%
69,743,891	Fidelity Institutional Money Market Fund, 0.18%+‡	69,743,891

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $69,743,891)	69,743,891

	TOTAL INVESTMENTS - 111.4%
	(Cost $119,715,252)	$121,073,704
	Liabilities in Excess of Other Assets - (11.4)%	(12,430,458)
	TOTAL NET ASSETS - 100.0%	$108,643,246

* Non-income producing security.
+ All or a portion of this security is segregated as collateral for securities sold short and swap contracts.  Aggregate value of segregated securities were $4,862,534.
‡ The rate is the annualized seven-day yield at period end.  The Fidelity Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

ETF - Exchange Traded Fund
ETN - Exchange Traded Note

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
SUMMARY OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Percent of Total Net
Security Type/Sector	Assets
Exchange Traded Portfolios
Asset Allocation	5.7%
Commodity	0.6%
Debt	13.3%
Equity	27.6%
Total Exchange Traded Portfolios	47.2%
Short-Term Investments	64.2%
Total Investments	111.4%
Liabilities in Excess of Other Assets	(11.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2011 (Unaudited)

Assets:
Investments in securities, at value (cost $119,715,252)	$121,073,704
Receivables:
Deposits with broker for securities sold short and swap contracts	4,293,198
Premiums paid on open swap contracts	116,250
Investment securities sold	4,546,681
Fund shares sold	116,481
Dividends and interest	9,812
Variation margin	142,620
Unrealized appreciation on open swap contracts	80,383
Prepaid expenses	66,569
Total assets	130,445,698

Liabilities:
Foreign cash due to custodian, at value (proceeds $65,591)	69,946
Payables:
Investment securities purchased	21,310,542
Unrealized depreciation on open swap contracts	24,968
Premiums received on open swap contracts	45,382
Fund shares redeemed	124,809
Due to Advisor	192,845
Distribution Plan - Class A (Note 7)	100
Administration fees	12,446
Fund accounting fees	8,186
Transfer agent fees	3,834
Chief Compliance Officer fees	2,351
Custody fees	447
Trustees fees	173
Accrued other expenses	6,423
Total liabilities	21,802,452

Net Assets	$108,643,246

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$104,721,015
Accumulated net investment loss	(340,171)
Accumulated net realized gain on investments, futures, securities sold short and swap contracts	2,760,916
Net unrealized appreciation on:
Investments	1,352,909
Futures	93,162
Swap contracts	55,415
Net Assets	$108,643,246

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$34,426
Shares of beneficial interest issued and outstanding	3,332
Redemption price	10.33
Maximum sales charge (5.50%* of offering price)	0.60
Maximum offering price to public	$10.93

Class I Shares:
Net assets applicable to shares outstanding	$108,608,820
Shares of beneficial interest issued and outstanding	10,507,853
Redemption price	$10.34

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2011 (Unaudited)

Investment Income:
Dividends	$671,096
Interest	88,134
Total investment income	759,230

Expenses:
Advisory fees	744,326
Distribution fees - Class A (Note 7)	95
Offering cost	72,700
Administration fees	69,683
Fund accounting fees	32,692
Transfer agent fees	24,888
Registration fees	17,356
Legal fees	9,951
Miscellaneous	7,991
Audit fees	7,687
Custody fees	6,451
Shareholder reporting fees	4,829
Chief compliance officer fees	4,463
Trustees' fees and expenses	3,176
Insurance fees	1,480

Total expenses	1,007,768
Advisory fees waived	(101,538)
Dividends on securities sold short	29,410
Interest expense	7,160
Net expenses	942,800
Net investment loss	(183,570)

Realized and Unrealized Gain (Loss) on Investments, Futures, Securities Sold Short and Swap Contracts:
Net realized gain (loss) on:
Investments	2,859,017
Futures	332,220
Securities sold short	(541,545)
Swap contracts	248,165
Net realized gain	2,897,857
Net unrealized appreciation on:
Investments	586,146
Futures	93,162
Securities sold short	140,240
Swap contracts	22,082
Net unrealized appreciation	841,630
Net realized and unrealized gain on investments, futures, securities sold short and swap contracts	3,739,487

Net Increase in Net Assets from Operations	$3,555,917

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	April 30, 2011	July 22, 2010*
	(Unaudited)	to October 31, 2010
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(183,570)	$(139,695)
Net realized gain on investments , futures and securities sold short	2,897,857	222,895
Net unrealized appreciation on investments, futures, swaps and securities sold short	841,630	659,856
Net increase in net assets resulting from operations	3,555,917	743,056

Distributions to Shareholders:
From net investment income
Class A	(63)	-
Class I	(123,205)	-
From net realized gain
Class A	(221)	-
Class I	(281,211)	-
Total distributions	(404,700)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	65,041	41,000
Class I	21,795,283	141,706,708
Reinvestment of distributions:
Class A	282	-
Class I	404,248	-
Cost of shares repurchased:1
Class A	(73,284)	-
Class I	(49,707,232)	(9,483,073)
Net increase (decrease) in net assets from capital transactions	(27,515,662)	132,264,635

Total increase (decrease) in net assets	(24,364,445)	133,007,691

Net Assets:
Beginning of period	133,007,691	-
End of period	$108,643,246	$133,007,691

Accumulated net investment loss	$(340,171)	$(33,333)

Capital Share Transactions:
Net proceeds from shares sold:
Class A	6,438	4,068
Class I	2,142,937	14,134,252
Reinvestment of distributions:
Class A	28	-
Class I	39,866	-
Cost of shares repurchased:
Class A	(7,202)	-
Class I	(4,863,820)	(945,382)
Net increase (decrease) in net assets from capital share transactions	(2,681,753)	13,192,938

*   Commencement of operations.

1  Net of redemption fee proceeds of $1,314 and $694, respectively.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months
	November 1, 2010		For the Period
	to April 30, 2011		July 22, 2010*
	(Unaudited)		to October 31, 2010
Net asset value, beginning of period	$10.08		$10.00
Income from Investment Operations:
Net investment loss	(0.08	)1	(0.01	)1
Net realized and unrealized gain on investments	0.36		0.09
Total from investment operations	0.28		0.08

Less Distributions:
From net investment income	(0.01)		-
From net realized gain	(0.02)		-
Total distributions	(0.03)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$10.33		$10.08

Total return3	2.76	%4	0.80	%4

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34		$41

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86	%5, 6	1.94	%5,8
After fees waived and expenses absorbed	1.71	%5, 6	1.76	%5, 8
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.79	)%5, 7	(1.38	)%5, 9
After fees waived and expenses absorbed	(1.64	)%5, 7	(1.20	)%5, 9
Portfolio turnover rate	205	%4	141	%4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.50%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 1.80%; the ratio of expenses to average net assets after fees waived would have been 1.65%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.73)%; the ratio of net investment income to average net assets after fees waived would have been (1.58)%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 1.83%; the ratio of expenses to average net assets after fees waived would have been 1.65%.

9
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.27)%; the ratio of net investment income to average net assets after fees waived would have been (1.09)%.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months
	November 1, 2010		For the Period
	to April 30, 2011		July 22, 2010*
	(Unaudited)		to October 31, 2010
Net asset value, beginning of period	$10.08		$10.00
Income from Investment Operations:
Net investment loss	(0.07	)1	(0.01	)1
Net realized and unrealized gain on investments	0.36		0.09
Total from investment operations	0.29		0.08

Less Distributions:
From net investment income	(0.01)		-
From net realized gain	(0.02)		-
Total distributions	(0.03)		-

Redemption fee proceeds	-	2	-

Net asset value, end of period	$10.34		$10.08

Total return	2.89	%3	0.80	%3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$108,609		$132,967

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.61	%4,5	1.69	%4,7
After fees waived and expenses absorbed	1.46	%4,5	1.51	%4,7
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(1.54	)%4,6	(0.43	)%4,8
After fees waived and expenses absorbed	(1.39	)%4,6	(0.25	)%4,8
Portfolio turnover rate	205	%3	141	%3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 1.55%; the ratio of expenses to average net assets after fees waived would have been 1.40%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.48)%; the ratio of net investment income to average net assets after fees waived would have been (1.33)%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 1.58%; the ratio of expenses to average net assets after fees waived would have been 1.40%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (0.32)%; the ratio of net investment income to average net assets after fees waived would have been (0.14)%.

See accompanying Notes to Financial Statements.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited)

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

The Fund had the following futures contracts open at April 30, 2011:

Futures Contracts
Number of Contracts Long (Short)	Description	Expiration Date	Unrealized Appreciation (Depreciation)
6	Gold 100 Oz.	June 2011	$(3,191)
97	Euro STOXX 50	June 2011	96,818
(28)	U.S. Treasury 5 Year Note	June 2011	(465)
			$93,162

(c) Exchange Traded Notes
Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(d) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index. The Fund also may enter into credit default swaps which involve the exchange of a periodic premium for protection against or exposure to a defined credit event (such as payment default, refinancing or bankruptcy).  Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

The credit default swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  Premiums paid to or by the Fund are accrued daily and included in realized gain or loss on swaps.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.  Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

The Fund had the following swap contracts open at April 30, 2011:

Credit Default Swaps
Counterparty	Reference Entity	Notional Value1	Pay/Receive Fixed Rate2	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	Markit CDX NA C Investment Grade Series 16 Index	10,000,000	Pay	3.00%	6/20/2016	$(45,382)	$(24,968)
Goldman Sachs	Markit LCDX NA C Series 16 Index	18,000,000	Receive	1.00%	6/20/2016	116,250	80,383
						$70,868	$55,415

1 The maximum potential amount the Fund could be required to make as a seller of credit protection or if a credit event occurs as defined under the terms of that particular swap agreement.

2 If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If the Fund is receiving a fixed rate, the Fund acts as a guarantor of the variable instrument.

(e) Money Market Investments
The Fund invests a significant amount (57.6% as of April 30, 2011) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $133,756, which are being amortized over a one-year period from July 22, 2010 (commencement of operations).

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

In conjunction with the use of short sales, futures, or swap contracts, the Fund may be required to maintain collateral in various forms. At April 30, 2011 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2011 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax year of 2010, or expected to be taken in the Fund’s 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended October 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Alternative Solutions LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until June 30, 2011, and may be terminated by the Trust’s Board of Trustees.  For the period November 1, 2010 through April 30, 2011, the Advisor waived $101,538 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At April 30, 2011, the amount of these potentially recoverable expenses was $161,390.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of April 30, 2011, the Advisor may recapture a portion of the $59,852 no later than October 31, 2013 and $101,538 no later than October 31, 2014.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

For the period November 1, 2010 through April 30, 2011, there were no selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period November 1, 2010 through April 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period November 1, 2010 through April 30, 2011 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$120,120,965

Gross unrealized appreciation	2,323,271
Gross unrealized depreciation	(1,370,532)

Net unrealized appreciation	$952,739

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

As of April 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$252,302
Undistributed long-term capital gains	-
Tax accumulated earnings	252,302
Accumulated capital and other losses	-
Net unrealized appreciation on investments and securities sold short	812,499
Total accumulated earnings	$1,064,801

Note 5 – Redemptions Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period November 1, 2010 through April 30, 2011, the Fund received $1,314 in redemption fees.

Note 6 - Investment Transactions
For the period November 1, 2010 through April 30, 2011, purchases and sales of investments, excluding short-term investment, futures and swap contracts, were $97,041,283 and $86,633,279, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period November 1, 2010 through April 30, 2011, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value
Exchange Traded Portfolios	$51,329,813	$-	$-	$51,329,813
Short-Term Investments	69,743,891	-	-	69,743,891
Other Financial Instruments*
Futures Contracts	142,620	-	-	142,620
Credit Default Swap Contracts	-	116,250	-	-
Total Assets	$121,216,324	$116,250	$-	$121,216,324

Liabilities Table
Credit Default Swap Contracts	$-	$45,382	$-	$45,382
Total Liabilities	$-	$45,382	$-	$45,382

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments held at April 30, 2011 was $33,333.

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments*

Balance as of 10/31/10	$33,333
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	22,082
Net purchases (sales)	-
Transfers in and/or out of Level 3	(55,415)
Balance as of 4/30/11	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period November 1, 2010 through April 30, 2011.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2011 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Equity contracts	Variation Margin Receivable on Futures Contracts	$142,620	-	$-
Credit contracts	Unrealized appreciation on open swap contracts	80,383	Unrealized depreciation on open swap contracts	24,968
Total		$223,003		$24,968

RAMIUS DYNAMIC REPLICATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited) - Continued

The effects of derivative instruments on the Statement of Operations for the period November 1, 2010 through April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	Swap Contracts	Total
Equity contracts	$332,220	$-	$332,220
Credit contracts	-	248,165	248,165
Total	$332,220	$248,165	$580,385

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	Swap Contracts	Total
Equity contracts	$93,162	$-	$93,162
Credit contracts	-	22,082	22,082
Total	$93,162	$22,082	$115,244

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

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Investment Adviser
Ramius Alternative Solutions LLC
599 Lexington Avenue
New York, New York  10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Ramius Dynamic Replication Fund – Class A	RDRAX	461 418 725
Ramius Dynamic Replication Fund – Class I	RDRIX	461 418 717

Privacy Principles of the Ramius Dynamic Replication Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Dynamic Replication Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Dynamic Replication Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
 John P. Zader, President

Date   July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
 John P. Zader, President

Date   July 6, 2011

By (Signature and Title) /s/ Rita Dam
 Rita Dam, Treasurer

Date   July 6, 2011